Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended
	Nov. 30, 2023	Nov. 28, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024
Hilton Small-MidCap Opportunity ETF
Account Value [Line Items]
Accumulated Value	$ 10,103	$ 10,000	$ 10,841	$ 10,765	$ 11,608	$ 12,033	$ 11,177	$ 11,910	$ 11,842	$ 12,327	$ 12,158	$ 12,433	$ 12,408
Russell 2500 Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,112	$ 10,000	$ 11,196	$ 10,903	$ 11,496	$ 11,971	$ 11,169	$ 11,633	$ 11,459	$ 12,310	$ 12,279	$ 12,461	$ 12,346